Significant Accounting Policies (Details Narrative)	Jul. 31, 2019	Jul. 31, 2018
QZMG Resources Ltd [Member]
Statement Line Items [Line Items]
Equity interest rate	100.00%	100.00%
Wavecrest Resources Inc. [Member]
Statement Line Items [Line Items]
Equity interest rate	100.00%	100.00%